Common shares (Details 1) (CAD)	12 Months Ended
Dec. 31, 2012
Proceeds (in US dollars)	3,193,505
Number of common shares issued	4,258,005
Number of Warrants issued	4,258,005
Number of finder's warrants issued	244,816
Total number of warrants issued	4,502,821
March 2012
Proceeds (in US dollars)	2,216,005
Number of common shares issued	2,954,672
Number of Warrants issued	2,954,672
Number of finder's warrants issued	162,416
Total number of warrants issued	3,117,088
May 04, 2012
Proceeds (in US dollars)	977,500
Number of common shares issued	1,303,333
Number of Warrants issued	1,303,333
Number of finder's warrants issued	82,400
Total number of warrants issued	1,385,733